LONG-TERM DEBT - 2020 Notes (Details) $ in Thousands	Apr. 07, 2020 USD ($)
2020 Notes
Disclosure of detailed information about borrowings [line items]
Principal	$ 200,000
Series A
Disclosure of detailed information about borrowings [line items]
Principal	$ 100,000
Interest rate	2.78%
Series B
Disclosure of detailed information about borrowings [line items]
Principal	$ 100,000
Interest rate	2.88%
Weighted Average | 2020 Notes
Disclosure of detailed information about borrowings [line items]
Maturity period	11 years
Interest rate	2.83%